Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Audit Alliance LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Wing Yip Food Holdings Group Limited and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for each of the years ended December 31, 2024, 2023, and 2022, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years ended December 31, 2024, 2023 and 2022, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).